Financial Instruments - Summary of Consolidated Financial Ratios (Detail)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	2.84%	2.73%	4.07%
Coverage Ratio	6.27%	5.99%	3.82%
Less than or Equal to 3.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	3.75%	3.75%
Less than or Equal to 6.25 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio			6.25%
Greater than or Equal to 2.75 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio	2.75%	2.75%
Greater than or Equal to 1.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio			1.75%